Current assets - cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Current assets - cash and cash equivalents [Abstract]
Cash at bank	$ 11,074	$ 10,843
Cash on deposit	47,766	7,020
Cash and cash equivalents	$ 58,840	$ 17,863	$ 25,059